Deposits and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Deposits and prepaid expenses [Abstract]
Components of Deposits and Prepaid Expenses
The components of deposits and prepaid expenses are as follows:

	December 31, 2021	December 31, 2020
Current
Prepaid insurance	$1,580,298	$92,014
Prepaid electricity	1,308,297	-
Miscellaneous deposits	470,764	-
Total current deposits and prepaid expenses	$3,359,359	$92,014

Non-current
Deposits for plant and equipment purchase	$110,760,561	$1,205,122
Deposits related to power purchase agreement	20,000,000	-
Deposits related to operating site development	18,609,383	-
Deposits related to electricity supply under electricity supply agreement(v)	6,252,735	5,952,735
Other	880,252	201,189
Total non-current deposits	$156,502,931	$7,359,046